Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

April 18, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-223505)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Proxy Statement/Prospectus and Statement of Additional Information relating to the reorganization of the AdvisorShares Peritus High Yield ETF, a series of AdvisorShares Trust, into the Peritus High Yield ETF, a series of the Trust, each dated April 13, 2018, that would have been filed pursuant to Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 1 (“PEA No. 1”) to the Trust’s Registration Statement on Form N-14. PEA No. 1 was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-18-005552 on April 13, 2018.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001